Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Deferred tax assets before netting	€ 3,653	€ 6,809
Deferred tax liabilities before netting	(2,091)	(2,075)
Netting of deferred tax liabilities	(1,831)	(1,685)
Netting of deferred tax assets	1,831	1,685
Deferred tax assets after netting	1,822	5,124
Deferred tax liabilities after netting	(260)	(390)
Net deferred tax liability (asset)	1,562	4,734	€ 4,561	€ 4,169
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets before netting	720	1,301
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(104)	(83)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets before netting	1,020	3,257
Deferred tax liabilities before netting	(291)	(279)
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax assets before netting		2
Deferred tax liabilities before netting	(197)	(221)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets before netting	3	55
Deferred tax liabilities before netting	(1,233)	(1,150)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	27	62
Deferred tax liabilities before netting	(40)	(53)
Inventories
Deferred tax assets and liabilities
Deferred tax assets before netting	120	216
Deferred tax liabilities before netting	(8)	(24)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	98	164
Deferred tax liabilities before netting	(46)	(32)
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	164	220
Deferred tax liabilities before netting	(3)
Defined benefit pension and other post-retirement liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	1,045	1,006
Deferred tax liabilities before netting	(7)	(29)
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting		32
Provisions
Deferred tax assets and liabilities
Deferred tax assets before netting	251	213
Deferred tax liabilities before netting	(86)	(51)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	200	182
Deferred tax liabilities before netting	(63)	(126)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets before netting	5	99
Deferred tax liabilities before netting	€ (13)	€ (27)